CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of Comprehensive Income [Abstract]
Net income	$ 183,762	$ 136,310	$ 140,213
Other comprehensive income (loss), net of tax:
Cumulative Translation Adjustment	(2,951)	2,946	(5,039)
Available-for-sale investments:
Unrealized gain (loss) on available-for-sale marketable securities, net	1,202	5,193	(6,047)
Cash flow hedges:
Unrealized loss from cash flow hedges	(54)	(532)	(2,421)
Less: reclassification adjustment for net gain (loss) included in net income	(173)	1,576	1,813
Other comprehensive income (loss)	(1,976)	9,183	(11,694)
Total comprehensive income	$ 181,786	$ 145,493	$ 128,519